Shareholder Report, Average Annual Return (Details) 196625_Osterweis Strategic Income Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Osterweis Strategic Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OSTIX (without sales charge)
Average Annual Return, Percent	4.69%	4.64%	5.41%
Bloomberg US Aggregate Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond
Average Annual Return, Percent	4.35%	0.31%	1.70%